Investment Securities (Contractual Maturities and Estimated Fair Values) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity debt securities amortized cost disclosures
Due in one year or less, held-to-maturity debt securities amortized cost	$ 1,200,000
Due after one year through five years, held-to-maturity debt securities amortized cost	1,200,000
Amortized cost, held-to-maturity debt securities	2,400,000	$ 2,400,000
Held-to-maturity debt securities, Estimated fair value disclosures
Due in one year or less, held-to-maturity debt securities, Estimated fair value	1,200,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	1,200,000
Estimated Fair Value	2,400,000	2,400,000
Available-for-sale debt securities amortized cost disclosures
Due after ten years, available-for-sale debt securities amortized cost	259,150,000
Residential mortgage-backed securities, amortized cost	3,908,809,000
Equity securities, amortized cost	28,075,000
Amortized cost, Available for sale securities	4,196,034,000	4,894,428,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after ten years, available-for-sale debt securities, Estimated Fair Value	277,704,000
Residential mortgage-backed securities, Estimated Fair Value	3,893,211,000
Equity securities, Estimated Fair Value	28,457,000
Estimated fair value, Available for sale securities	4,199,372,000	4,911,963,000
Amortized cost of available for sale investment securities pledged	1,908,680,000
Fair value of available for sale investment securities pledged	1,903,734,000
Proceeds from sales and calls of available for sale securities	164,163,000	621,588,000	$ 178,123,000
Proceeds from sales of mortgage-backed securities	128,444,000	620,933,000	177,623,000
Gross gains realized on sales	2,450,000	9,479,000	9,601,000
Gross losses realized on sales	6,132,000	8,196,000	0
Impairment charges on available for sale securities	954,000	817,000	1,374,000
Impairment charges on available-for-sale investment securities, after tax	$ 620,100	$ 531,050	$ 893,100